Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables - AUD ($)		Jun. 30, 2023		Jun. 30, 2022
Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables [Line Items]
Expected credit loss rate	[1]
Gross carrying amount		$ 46,949	[1]	$ 414,205
Loss allowance		$ 27,920		$ 8,809
Current [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables [Line Items]
Expected credit loss rate		59.42%	[1]	0.00%
Gross carrying amount		$ 44,345	[1]	$ 288,877
Loss allowance		$ 26,352
1-30 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables [Line Items]
Expected credit loss rate		0.00%	[1]	0.00%
Gross carrying amount			[1]	$ 56,313
Loss allowance
31-60 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables [Line Items]
Expected credit loss rate		61.57%	[1]	13.08%
Gross carrying amount		$ 3,294	[1]	$ 60,840
Loss allowance		$ 2,028		$ 7,959
61-90 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables [Line Items]
Expected credit loss rate		66.75%	[1]	24.14%
Gross carrying amount		$ (690)	[1]	$ 2,751
Loss allowance		$ (460)		$ 664
91-120 [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables [Line Items]
Expected credit loss rate		0.00%	[1]	26.84%
Gross carrying amount			[1]	$ 693
Loss allowance				$ 186
121+ [Member]
Financial Risk Management Objectives and Policies (Details) - Schedule of Trade Receivables [Line Items]
Expected credit loss rate		0.00%	[1]	0.00%
Gross carrying amount			[1]	$ 4,731
Loss allowance

[1]	Trade receivables balance of $46,949 represents 2.6% of $1,804,705 revenue from contracts with customers of the current fiscal year. Based on the expected credit losses assessment and review of individual accounts, $27,920 was provided for. Subsequent to 30 June 2023, above 90% of the trade receivables balance has since been received in cash.